UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-08885

                                             Alight Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point    Lincolnshire, IL     60069

            (Address of principal executive offices)            (Zip code)

Douglas S. Keith, 4 Overlook Point, Lincolnshire, IL 60069

        (Name and address of agent for service)

Registrant’s telephone number, including area code: (224) 737-7000

Date of fiscal year end:      December 31, 2023

Date of reporting period:   June 30, 2023

Item 1. Reports to Stockholders.

ALIGHT MONEY MARKET FUND

SHAREHOLDER EXPENSES

As a shareholder of the Alight Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual			Hypothetical 5% Return
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During the Period (a)	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During the Period (a)	Annualized Expense Ratio (b)
Alight Money Market Fund	$1,000.00	$1,019.40	$4.26	$1,000.00	$1,020.58	$4.26	0.85%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days) to reflect the one-half period.

(b)	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests.

ALIGHT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2023

ASSETS
In Treasury Money Market Master Portfolio (“Master Portfolio”), at fair value, (Note 1)	$905,868,619

Total assets	905,868,619

LIABILITIES
Payables:
Administration fees	1,007,843
Accrued Shareholder servicing fees	559,913
Income distribution	213,948
Registration fees	154,530
Printing fees	82,381
Accrued Fund Accounting/TA fees	43,911
Accrued audit fees	43,246
Legal fees	35,100
Accrued trustee fees	27,410
Other accrued expenses	59,660

Total liabilities	2,227,942

NET ASSETS	$903,640,677

Net assets consist of
Paid-in capital	$903,675,915
Accumulated loss	(35,238)

NET ASSETS	$903,640,677

Shares outstanding	903,840,698

Net asset value and offering price per share	$1.00

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2023

INVESTMENT INCOME ALLOCATED FROM THE MASTER PORTFOLIO
Interest	$21,486,178
Expenses	(460,195)
Fees waived	140,765

Net investment income allocated from the Master Portfolio	21,166,748

FUND EXPENSES (Note 4)
Administration	2,042,268
Service	1,134,593
Registration	133,480
Printing	71,647
Trustees	60,166
Legal Fees	44,244
Fund accounting and transfer agent fee	39,578
Audit Fees	19,850

Total fund expenses	3,545,826
Fees reimbursed by Alight Solutions LLC (Note 4)	(13,334)

Total net expenses	3,532,492

NET INVESTMENT INCOME	17,634,256

REALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain	7,552

Net realized gain on investments	7,552

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,641,808

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 06/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$17,634,256	$9,993,352
Net realized gain (loss)	7,552	(11,448)

Net increase in net assets resulting from operations	17,641,808	9,981,904

Distributions to shareholders(a)
Decrease in net assets resulting from distributions to shareholders	(17,665,598)	(10,191,439)

Capital share transactions (note 6)
Net increase (decrease) in net assets derived from capital share transactions	(36,256,564)	168,682,970

NET ASSETS
Total increase (decrease) in net assets	(36,280,354)	168,473,435
Beginning of period	939,921,031	771,447,596

End of period	$903,640,677	$939,921,031

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended 06/30/23 (unaudited)		Year Ended December 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations
Net investment income	0.02		0.01		0.00	(a)	0.00	(a)	0.02		0.01
Net realized gain	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Net increase from investment operations	0.02		0.01		0.00		0.00		0.02		0.01

Distributions
From net investment income	(0.02)		(0.01)		(0.00	)(a)	(0.00	)(a)	(0.02)		(0.01)
From net realized gain	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)

Total distributions	(0.02)		(0.01)		(0.00)		(0.00)		(0.02)		(0.01)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return
Based on net asset value	1.94	%(b)	1.08%		0.03%		0.22%		1.59%		1.19%

Ratios to Average Net Assets
Total expenses(c)(d)	0.85	%(e)	0.60%		0.04%		0.29%		0.65%		0.69%

Total expenses before fees waived and/or reimbursed(d)	0.88	%(e)	0.87%		0.86%		0.86%		0.89%		0.88%

Net investment income (c)(d)	3.89	%(e)	1.09%		0.03%		0.18%		1.56%		1.19%

Net investment income (loss) prior to fees waived and/or reimbursed(d)	3.85	%(e)	0.82%		(0.80)%		(0.40)%		1.32%		1.00%

Supplemental Data
Net assets, end of period (000)	$903,641		$939,921		$771,448		$795,035		$671,406		$642,024

(a)	Rounds to less than $0.01 or ($0.01).
(b)	Not annualized.
(c)

Ratios for the six months ended June 30, 2023 and years ended December 31, 2022, 2021, 2020, 2019, and 2018 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% or the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.85% of the average daily net assets of the Fund (Note 4).

(d)	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Funds invests.
(e)	Annualized.

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Alight Money Market Fund (the “Fund”) is a diversified series of Alight Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (4.97% of total Master Portfolio net assets as of June 30, 2023).

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized gains and losses; daily allocations to the fund are based on its relative net assets. In addition, the Fund accrues its own expenses.

Dividends and Distributions to Shareholders: Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Indemnifications: Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

3.	Investment Valuation And Fair Value Measurement

U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Treasury Money Market Master Portfolio at fair value level 2 based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 3 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

4.	Agreements And Other Transactions With Affiliates

Alight Solutions LLC (“Alight Solutions”) provides administrative services to the Fund. The Fund pays Alight Solutions a monthly fee calculated at an annual rate of 0.45% of the Fund’s average daily net assets for these services. This fee is accrued monthly and paid quarterly. Alight Solutions has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.85% of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Alight Solutions may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the six months ended June 30, 2023, Alight Solutions reimbursed the Fund $13,334 for expenses related to this agreement.

Under the Administration Agreement, the Fund will be obligated to reimburse Alight for any fees waived and expenses absorbed, but only if the reimbursement is made within three years from the date waived or absorbed and only to the extent that the reimbursement does not cause the total ordinary operating expenses of the Fund to exceed its expense limitation. The Fund’s obligation to reimburse Alight for previously waived expenses is limited to the lesser of (i) the expense cap in effect at the time of reimbursement or (ii) the expense cap in effect at the time that Alight waived the fees and/or bore the expenses subject to recoupment. The expense limitations of the Fund may not be modified or terminated without the approval of the Board of Trustees. For the six months ended June 30, 2023, no reimbursement was required for any fees waived or expenses absorbed related to this agreement.

On December 31, 2022, reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	2023	2024	2025
Alight Money Market Fund	$12,482,121	$8,338,001	$2,198,801

Alight Solutions and BlackRock Advisors, LLC (“BAL”) have entered into a sub-administration agreement, pursuant to which BAL provides services to the Fund and its shareholders, including maintenance of books and

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Alight Solutions pays BAL a fee equal to 0.015% of the average daily net assets of the Fund.

Alight Financial Solutions, LLC (“AFS”), an affiliate of Alight Solutions, serves as the Distributor of the Fund. AFS does not receive a fee from the Fund for its distribution services.

AFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, AFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through AFS. In addition, AFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays AFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets. This fee is accrued monthly and paid quarterly.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

5.	Income Tax Information

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2023.

As of December 31, 2022, the tax year-end of the Fund, the components of net distributable earnings (losses) on a tax basis consisted of capital and other losses of $11,448, for net accumulated losses of $11,448.

The tax character of distributions paid during 2022 for the Fund was ordinary income of $10,188,655 and long-term capital gain of $2,784, respectively.

As of December 31, 2022, the tax year-end of the Fund, the Fund had $11,448 tax basis net capital loss carryforward.

Management has reviewed the tax positions as of June 30, 2023, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended December 31, 2022. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (concluded)

6.	Principal Risks

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

7.	Capital Share Transactions

As of June 30, 2023, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Six Months Ended 06/30/23		Year Ended 12/31/22
	Shares	Amounts	Shares	Amounts
Shares sold	156,259,345	$156,259,345	566,971,955	$566,971,955
Shares issued in reinvestment of dividends	17,625,419	17,625,419	10,034,715	10,034,715
Shares redeemed	(210,141,328)	(210,141,328)	(408,323,700)	(408,323,700)

Net increase (decrease)	(36,256,564)	$(36,256,564)	168,682,970	$168,682,970

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

ALIGHT MONEY MARKET FUND

PROXY VOTING

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended June 30, 2023. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (sec.gov).

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http//:wwwblackrock.com; and (3) on the SEC’s website at http//:www.sec.gov.

TREASURY MONEY MARKET MASTER PORTFOLIO

MASTER PORTFOLIO INFORMATION

As of June 30, 2023

Portfolio Allocation	Percent of Net Assets
Repurchase Agreements	76.4%
U.S. Treasury Obligations	18.0
Other Assets Less Liabilities	5.6

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value
U.S. Treasury Obligations – 18.0%
U.S. Treasury Bills(a) 5.19%, 07/11/23	$157,905	$157,681,990
5.48%, 07/25/23	142,615	142,106,340
5.35%, 08/01/23	233,595	232,544,991
3.49%, 08/10/23	12,000	11,955,233
5.46%, 08/31/23	496,050	491,595,196
5.27%, 09/19/23	38,385	37,949,970
5.44%, 09/26/23	59,430	58,674,741
5.27%, 10/19/23	150,000	147,675,486
5.39%, 10/24/23	61,735	60,707,356
5.40%, 10/26/23	20,810	20,458,716
5.40%, 12/21/23	27,515	26,831,397
5.43%, 12/28/23	251,125	244,578,891
4.77%, 04/18/24	54,480	52,478,223
5.01%, 05/16/24	81,115	77,690,212
5.23%, 06/13/24	138,490	131,861,282
U.S. Treasury Floating Rate Notes(b)
(3-mo.Treasury money market yield – 0.02%), 5.18%, 01/31/24	143,905	143,904,877
(3-mo.Treasury money market yield – 0.08%), 5.12%, 04/30/24	41,870	41,844,930
(3-mo.Treasury money market yield + 0.14%), 5.39%, 10/31/24	177,640	177,453,439

Short-Term Securities	Par (000)	Value
(3-mo.Treasury money market yield + 0.17%), 5.42%, 04/30/25	$1,031,810	$1,031,781,521

Total Short-Term Securities – 18.0% (Cost: $3,289,774,791)		3,289,774,791

Total Repurchase Agreements – 76.4% (Cost: $13,934,000,000)		13,934,000,000

Total Investments – 94.4% (Cost: $17,223,774,791(c))		17,223,774,791

Other Assets Less Liabilities – 5.6%		1,013,611,377

Net Assets – 100.0%		$18,237,386,168

(a)	Rates are the current rate or a range of current rates as of period end.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Cost for U.S. federal income tax purposes.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) – (continued)

June 30, 2023

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Bank of Nova Scotia	5.04%	06/30/23	07/03/23	$5,000	$5,000	$5,002,100	U.S. Treasury Obligation, 0.00% to 3.63%, due 7/31/23 to 2/15/53	$3,773,300	$5,102,181
Barclays Bank PLC	5.06	06/30/23	07/03/23	400,000	400,000	400,168,667	U.S. Treasury Obligation, 1.38% to 4.25%, due 12/31/24 to 11/15/31	454,771,400	408,000,066
BNP Paribas S.A.	5.05	06/30/23	07/03/23	479,000	479,000	479,201,579	U.S. Treasury Obligation, 1.50% to 4.50%, due 11/15/25 to 6/30/30	448,480,100	488,580,100
	5.05	06/30/23	07/03/23	50,000	50,000	50,021,042	U.S. Treasury Obligation, 0.00% to 0.25%, due 7/13/23 to 10/31/25	51,453,200	51,000,042

Total BNP Paribas S.A.					$529,000				$539,580,142

BofA Securities, Inc.	5.05	06/30/23	07/03/23	5,000	5,000	5,002,104	U.S. Treasury Obligation, 1.63%, due 10/15/27	5,042,100	5,100,004
Citigroup Global Markets, Inc.(a)	5.05	06/30/23	07/03/23	227,000	227,000	227,095,529	U.S. Treasury Obligation, 0.63% to 1.88%, due 2/28/27 to 11/30/27	258,045,264	231,540,037
	5.05	06/30/23	07/03/23	25,000	25,000	25,010,521	U.S. Treasury Obligation, 0.13% to 4.25%, due 8/15/23 to 5/31/25	25,833,800	25,500,033
	5.05	06/30/23	07/03/23	995,000	995,000	995,418,729	U.S. Treasury Obligation, 1.50% to 4.13%, due 8/15/23 to 9/30/27	1,051,787,100	1,014,900,085

Total Citigroup Global Markets, Inc.					$1,247,000				$1,271,940,155

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) – (continued)

June 30, 2023

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Credit Agricole Corp.(a)	5.05%		06/30/23	07/03/23	$5,000	$5,000	$5,002,104	U.S. Treasury Obligation, 3.13%, due 8/31/27	$5,279,000	$5,100,042
	5.05		06/30/23	07/03/23	75,000	75,000	75,031,563	U.S. Treasury Obligation, 3.88%, due 1/15/26	76,587,400	76,500,040
	5.05		06/30/23	07/03/23	465,000	465,000	465,195,687	U.S. Treasury Obligation, 0.25% to 3.00%, due 6/15/25 to 2/15/29	502,451,952	474,300,047

Total Credit Agricole Corp.						$545,000				$555,900,129

Federal Reserve Bank of New York	5.05		06/30/23	07/03/23	9,250,000	9,250,000	9,253,892,708	U.S. Treasury Obligation, 1.38% to 3.13%, due 2/29/24 to 8/15/50	10,050,949,200	9,253,892,729
Fixed Income Clearing Corporation – JPM	5.06		06/30/23	07/03/23	1,000,000	1,000,000	1,000,421,667	U.S. Treasury Obligation, 1.13% to 6.63%, due 2/28/25 to 2/15/53	1,085,074,100	1,020,000,041
HSBC Securities (USA), Inc.	5.05	(b)	06/30/23	07/03/23	225,000	225,000	225,094,688	U.S. Treasury Obligation, 0.00% to 3.63%, due 3/31/28 to 2/15/53	318,491,626	229,500,001
Natixis SA	5.06		06/30/23	07/03/23	38,000	38,000	38,016,023	U.S. Treasury Obligation, 1.25% to 3.88%, due 3/31/24 to 2/15/53	43,579,800	38,760,051
	5.05	(b)	06/30/23	07/03/23	100,000	100,000	100,042,083	U.S. Treasury Obligation, 0.13% to 4.00%, due 12/31/23 to 2/15/53	118,506,300	102,000,029

Total Natixis SA						$138,000				$140,760,080

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Unaudited) – (concluded)

June 30, 2023

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, at Value
SG Americas Securities LLC	5.05%	06/30/23	07/03/23	$565,000	$565,000	$565,237,771	U.S. Treasury Obligation, 0.50% to 4.00%, due 3/31/25 to 2/28/30	$613,783,500	$576,300,068
TD Securities (USA) LLC	5.05	06/30/23	07/03/23	25,000	25,000	25,010,521	U.S. Treasury Obligation, 0.38% to 3.13%, due 4/15/24 to 11/15/27	26,626,100	25,500,004

					$13,934,000				$14,031,575,600

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Repurchase Agreements	$–	$13,934,000,000	$–	$13,934,000,000
U.S. Treasury Obligations	–	3,289,774,791	–	3,289,774,791

	$–	$17,223,774,791	$–	$17,223,774,791

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2023

ASSETS
Investments, at value – unaffiliated(a)	$3,289,774,791
Cash	1,000,912,760
Repurchase agreements, at value(b)	13,934,000,000
Receivables:
Interest – unaffiliated	15,152,721

Total assets	18,239,840,272

LIABILITIES
Payables:
Investment advisory fees	2,338,099
Trustees’ fees	49,106
Professional fees	66,899

Total liabilities	2,454,104

NET ASSETS	$18,237,386,168

Net assets consist of
Investors’ capital	$18,237,386,168

NET ASSETS	$18,237,386,168

(a) Investments, at cost – unaffiliated	$3,289,774,791

(b) Repurchase agreements, at cost	$13,934,000,000

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2023

INVESTMENT INCOME
Interest – unaffiliated	$498,859,066

Total investment income	498,859,066

EXPENSES
Investment advisory	10,447,651
Trustees	78,459
Professional	13,115
Miscellaneous	3,635

Total expenses	10,542,860
Less:
Fees waived and/or reimbursed by the Manager	(3,225,869)

Total expenses after fees waived and/or reimbursed	7,316,991

NET INVESTMENT INCOME	491,542,075

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments – unaffiliated	196,559

196,559

Net realized and unrealized gain	196,559

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$491,738,634

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 06/30/23 (unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$491,542,075	$303,696,325
Net realized gain (loss)	196,559	(215,219)

Net increase in net assets resulting from operations	491,738,634	303,481,106

Capital transactions
Proceeds from contributions	186,178,933,379	392,420,697,296
Value of withdrawals	(188,377,565,639)	(397,324,622,000)

Net decrease in net assets derived from capital transactions	(2,198,632,260)	(4,903,924,704)

NET ASSETS
Total decrease in net assets	(1,706,893,626)	(4,600,443,598)
Beginning of period	19,944,279,794	24,544,723,392

End of period	$18,237,386,168	$19,944,279,794

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS (Unaudited)

	Six Months Ended 06/30/2023 (unaudited)		Year Ended December 31,
			2022	2021	2020	2019	2018
Total Return
Total return	2.34	%(a)	1.60%	0.03%	0.45%	2.17%	1.81%

Ratios to Average Net Assets
Total expenses	0.10	%(b)	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived and/or reimbursed	0.07	%(b)	0.07%	0.06%	0.07%	0.07%	0.07%

Net investment income	4.70	%(b)	1.59%	0.01%	0.37%	2.12%	1.76%

Supplemental Data
Net assets, end of period (000)	$18,237,386		$19,944,280	$24,544,723	$21,158,682	$13,699,249	$8,052,437

(a)	Not annualized.
(b)	Annualized.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to one series of MIP: Treasury Money Market Master Portfolio (the “Master Portfolio”). The Master Portfolio is classified as diversified.

The Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Master Portfolio’s weekly liquid assets.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	Significant Accounting Policies

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	Investment Valuation and Fair Value Measurements

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

recorded until the maturity of the security. The Master Portfolio seeks to maintain the net asset value (“NAV”) per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. The Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	Investment Advisory Agreement and Other Transactions with Affiliates

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of the Master Portfolio’s net assets through June 30, 2024. These amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2023, the amount waived was $3,134,295.

The Manager and BAL have also voluntarily agreed to waive a portion of their respective investment advisory and administration fees to enable the feeders that invest in the Master Portfolio to maintain minimum levels of daily net investment income, if applicable. The Manager and BAL may discontinue the waiver at any time. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. For the six months ended June 30, 2023, there were no fees waived and/or reimbursed by the Manager under this agreement.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2024. These amounts waived are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2023, the amounts waived were $91,574.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2023, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

6.	Income Tax Information

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (continued)

7.	Principal Risks

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

Certain affiliates indirectly invest in the Master Portfolio through the SL Agency Shares of BlackRock Cash Funds. As of period end, these affiliated investors represent a significant portion of the net assets of the Master Portfolio.

Market Risk: The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) – (concluded)

The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolio may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Master Portfolio’s performance.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Portfolio”) met on April 18, 2023 (the “April Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of Treasury Money Market Master Portfolio (the “Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Fund on an annual basis. The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Fund (the “representative feeder fund”) for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund,

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the representative feeder fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock;and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared with the representative feeder fund’s to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the representative feeder fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

A.	Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the performance of the Fund and the representative feeder fund and the Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

B.	The Investment Performance of the Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the representative

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

feeder fund’s performance as of December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund and the representative feeder fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board reviewed the Fund’s performance within the context of the low yield environment that existed for a portion of the relative periods. In addition to reviewing the representative feeder fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the representative feeder fund’s portfolio. The Board noted that for each of the one- and three-year periods reported, the representative feeder fund outperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the representative feeder fund, and that BlackRock has explained its rationale for this belief to the Board.

C.	Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the representative feeder fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the representative feeder fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

BlackRock’s estimated profitability with respect to the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board reviewed the expenses within the context of the low yield environment that existed for a portion of the relative periods, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that the Master Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and the representative feeder fund’s total expense ratio ranked in the second and first quartiles, respectively, relative to the representative feeder fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fees for the Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for certain other fees and expenses.

D.	Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

TREASURY MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (concluded)

E.	Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

TREASURY MONEY MARKET MASTER PORTFOLIO

Alight Series Trust

Alight Money Market Fund

Semi-Annual Report

June 30, 2023

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not have, and has not previously had, procedures by which shareholders may recommend nominees to the Board of Trustees of Alight Series Trust.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	(1)	Not applicable.

		Exhibit 99.CODE ETH

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

		Exhibit 99.CERT

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

		Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alight Series Trust

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	8/28/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	8/28/2023

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date:	8/28/2023